SHARE OPTIONS - Summary of Stock Option Activity (Details) - 2008 Plan - Employee Stock Option	12 Months Ended
Dec. 31, 2025 $ / shares shares
Options granted
Balance at the beginning of the period (in shares) | shares	6,842,494
Granted (in shares) | shares	165,552
Exercised (in shares) | shares	(121,104)
Forfeited (in shares) | shares	(1,069,900)
Balance at the end of the period (in shares) | shares	5,817,042
Weighted average exercise price per option
Balance at the beginning of the period (in dollars per share) | $ / shares	$ 0.34
Granted (in dollars per share) | $ / shares	0
Exercised (in dollars per share) | $ / shares	0
Forfeited (in dollars per share) | $ / shares	0.31
Balance at the end of the period (in dollars per share) | $ / shares	$ 0.34